Organization and Principal Activities - Subsidiaries, the VIEs and the major subsidiaries of the VIEs (Details)	12 Months Ended
Aug. 31, 2018
OneSmart BVI
Organization and Principal Activities
Percentage of direct or indirect ownership in subsidiary	100.00%
OneSmart HK
Organization and Principal Activities
Percentage of direct or indirect ownership in subsidiary	100.00%
Shanghai Jing Xue Rui" or "WFOE
Organization and Principal Activities
Percentage of direct or indirect ownership in subsidiary	100.00%
Shanghai OneSmart
Organization and Principal Activities
Percentage of direct or indirect ownership in VIE	100.00%
Shanghai Rui Si
Organization and Principal Activities
Percentage of direct or indirect ownership in VIE	100.00%
Beijing Jingrui Peiyou Education Consulting Co., Ltd
Organization and Principal Activities
Percentage of direct or indirect ownership in VIE	100.00%
Nanjing Jingrui Education Information Consulting Co., Ltd
Organization and Principal Activities
Percentage of direct or indirect ownership in VIE	100.00%
Hangzhou OneSmart
Organization and Principal Activities
Percentage of direct or indirect ownership in VIE	100.00%
Guangzhou OneSmart
Organization and Principal Activities
Percentage of direct or indirect ownership in VIE	100.00%
Shenzhen Jingrui Education Training Centers
Organization and Principal Activities
Percentage of direct or indirect ownership in VIE	100.00%
Changzhou Jingrui Education Information Consulting Co., Ltd
Organization and Principal Activities
Percentage of direct or indirect ownership in VIE	100.00%
Shanghai Jing Yu Investment Co., Ltd
Organization and Principal Activities
Percentage of direct or indirect ownership in VIE	100.00%
Wuxi Jingxuerui Education Information Consulting Co., Ltd
Organization and Principal Activities
Percentage of direct or indirect ownership in VIE	100.00%
Shanghai Jingsirui Education Training Centers
Organization and Principal Activities
Percentage of direct or indirect ownership in VIE	100.00%
Yuhan (Shanghai) Information Technology Co., Ltd.
Organization and Principal Activities
Percentage of direct or indirect ownership in VIE	75.61%